Financial statements	12 Months Ended
Dec. 31, 2017
Financial Statements
Disclosure of general information about financial statements [text block]

4 Financial statements[19]

Assets and liabilities on the balance sheet are classified as current and non-current. Items on the profit and loss account are presented by nature[20]. Assets and liabilities are classified as current when: (i) they are expected to be realized/settled in the entity’s normal operating cycle or within twelve months after the balance sheet date; (ii) they are cash or cash equivalents unless they are restricted from being exchanged or used to settle a liability for at least twelve months after the balance sheet date; or (iii) they are held primarily for the purpose of trading. Derivative financial instruments held for trading are classified as current, apart from their maturity date. Non hedging derivative financial instruments, which are entered into to manage risk exposures but do not satisfy the formal requirements to be considered as hedging, and hedging derivative financial instruments are classified as current when they are expected to be realized/settled within twelve months after the balance sheet date; on the contrary they are classified as non-current.

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(19)	The financial statements are the same presented in the last Annual Report on Form 20-F; in the statement of cash flows, the tax cash flows, readily identifiable as attributed to a disposal transaction, are separately presented within the net cash used in investing activities.
(20)	Further information on financial instruments as classified in accordance with IFRS is provided in note 38 — Guarantees, commitments and risks — Other information about financial instruments.

The statement of comprehensive income shows net profit integrated with income and expenses that are recognized directly in equity according to IFRS.

The statement of changes in shareholders’ equity includes the total comprehensive income for the year, transactions with shareholders in their capacity as shareholders and other changes in shareholders’ equity.

The statement of cash flows is presented using the indirect method, whereby net profit is adjusted for the effects of non-cash transactions.